TRADE ACCOUNTS RECEIVABLE, NET - Summary of Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to credit losses	¥ 153,329	$ 22,893	¥ 3,730,606	¥ 2,204,170
Third parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	9,315,427	1,390,834	5,849,504
Charge to credit losses	153,329	22,893	3,730,606
Less: write-off	0	0	(254,853)
Foreign currency translation adjustments	143,714	21,457	(9,830)
Ending balance	¥ 9,612,470	$ 1,435,184	¥ 9,315,427	¥ 5,849,504